Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Estimated Future Payments Under Contract

Estimated future payments under this contract for upcoming fiscal years are as follows:

2019	Ps.	4,691,340
2020		4,956,568
2021		4,988,985
2022		4,999,063
2023		5,017,388
2024 and thereafter		17,642,452

Total	Ps.	42,295,796

Estimated Value of Contracts

As of December 31, 2018 and 2017, the estimated value of these contracts was as follows:

Maturity	2018		2017
Up to 1 year	Ps.	4,461,048	Ps.	5,533,174
1 to 3 years		1,525,043		1,891,557
4 to 5 years		1,496,380		1,856,006
More than 5 years		2,518,017		3,123,173

Total	Ps.	10,000,488	Ps.	12,403,910

Summary of Future Payments for Lease
Estimated future payments for leases are:

Maturity	Payments
Up to 1 year	Ps.	4,180,192
1 to 3 years		19,485,821
More than 5 years		39,057,896

Total	Ps.	62,723,909

Development Expenditure [member]
Statement [LineItems]
Estimated Value of Contracts

As of December 31, 2018 and 2017, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2018		2017
Up to 1 year	Ps.	105,856,669	Ps.	229,738,368
1 to 3 years		192,105,937		196,335,411
4 to 5 years		15,811,930		123,159,215
More than 5 years		65,810,305		149,672,236

Total	Ps.	379,584,841	Ps.	698,905,230